Subsequent Events (Detail) $ in Thousands, shares in Millions	1 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2017 vessel	Jan. 31, 2017 USD ($) shares	Oct. 31, 2016 USD ($) vessel	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Feb. 28, 2017 USD ($)
Subsequent Event [Line Items]
Net proceeds from common stock					$ 7,558	$ 246,032	$ 111,190
Subsequent Event [Member] | Continuous Offering [Member]
Subsequent Event [Line Items]
Net proceeds from common stock		$ 8,600
Subsequent Event [Member] | Private Placement [Member] | Teekay Corporation [Member]
Subsequent Event [Line Items]
Net proceeds from common stock		$ 5,000
Subsequent Event [Member] | Class A [Member] | Continuous Offering [Member]
Subsequent Event [Line Items]
Number of common stock issued (in shares) | shares		3.8
Subsequent Event [Member] | Class A [Member] | Private Placement [Member] | Teekay Corporation [Member]
Subsequent Event [Line Items]
Number of common stock issued (in shares) | shares		2.2
Suezmax Tankers [Member]
Subsequent Event [Line Items]
Number of vessels | vessel			2
Sales price			$ 33,800
Yamuna Spirit [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Loss on sale of vessels				$ 1,500
Yamuna Spirit [Member] | Subsequent Event [Member] | Reduction in sales price [Member]
Subsequent Event [Line Items]
Sales price								$ 1,300
Ganges Spirit [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Loss on sale of vessels				300
Aframax Tankers [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of vessels | vessel	1
Loss on sale of vessels				$ 2,600